REGISTRATION STATEMENT

As filed with the Securities and Exchange Commission on December 9, 2008
Securities Act of 1933 Registration No. 333-
Investment Company Act of 1940 Registration No. 811-

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

______________

FORM N-1A

______________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No.	☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☑
Amendment No.   ☐
(Check appropriate box or boxes)

JAVELIN EXCHANGE-TRADED TRUST

(Exact Name of Registrant as Specified in Charter)

33 Witherspoon Street, Suite 210, Princeton, New Jersey 08542
(Address of Principal Executive Offices)

(609) 356-0800
(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:
Bibb L. Strench, Esquire	ALPS Distributors, Inc.
Sutherland Asbill & Brennan LLP	Legal Department
1275 Pennsylvania Avenue, N.W. Square	1825 Broadway, Suite 2200
Washington, D.C. 20004	Denver, Colorado 80202
(202) 383-0509	(800) 320-2577

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT THAT SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(a), MAY DETERMINE.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.

JETSSM Exchange-Traded Trust

JETSSM Dow Jones Islamic Market International Index Fund

Prospectus

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

_______ __, 2009

[JETS LOGO]

JETSSM is a registered trademark of Javelin Investment Management, LLC.

Table of Contents

Introduction

3

JETSSM Dow Jones Islamic Market International Index Fund

3

Performance Information

6

Fees and Expenses

7

Investment Advisory Services

8

Portfolio Holdings Information

13

Dividends and Distributions

13

Taxes

13

License

15

Service Providers

15

Financial Highlights

16

JETSSM Exchange-Traded Funds

20

Introduction

JETSSM Dow Jones Islamic Market International Index Fund (the “Fund”) is a series of the Javelin Exchange-Traded Trust (the “Trust”). Javelin Investment Management, LLC (the “Adviser”) is the investment adviser to the Fund and is located at 33 Witherspoon Street, Suite 210, Princeton, New Jersey 08542 Esposito Partners, LLC (the “Sub-Adviser”) is the sub-adviser to the Fund. The Sub-Adviser is located at 300 Crescent Court, Suite 650, Dallas, Texas 75201.

JETSSM Dow Jones Islamic Market International Index Fund

Investment Objective

The Fund seeks performance results that, before fees and expenses, correspond generally to the performance of a benchmark index that measures the investment return of Shari’ah compliant securities. The Fund’s investment objective is not fundamental and may be changed without shareholder approval.

Principal Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Dow Jones Islamic Market International Titans 100 IndexSM. As its primary strategy, the Fund generally attempts to replicate the performance of the target index by investing all or substantially all of its assets in the securities that make up the target index, holding each security in approximately the same proportion as its weighting in the target index.

From time to time, however, the Adviser may pursue a sampling strategy, rather than a replication strategy, in managing the Fund’s portfolio. Pursuant to a sampling strategy, the Fund’s assets may not be invested in substantially all of the securities that make up the target index, and/or the Fund’s weightings in each security may differ from those of the index. For example, in some cases certain international securities may be available only in certain share lot sizes or the transaction costs associated with a purchase of a very small position in a security may be prohibitive. In these cases, the Adviser will invest the Fund’s assets in certain of the securities that comprise the target index, seeking to construct a portfolio so that its market capitalization, industry weightings, fundamental investment characteristics (such as return variability, earnings valuation and yield) and liquidity measures perform like those of the target index. See “Additional Information about The Fund, Its Principal Strategies and Related Risks” in the Statement of Additional Information for more information about the use of a sampling strategy.

In addition, the Fund may invest a portion of its assets in securities not included in the target index if the Adviser believes that investment in such securities is in the best interests of Fund shareholders and that such securities will assist the Fund in tracking the target index. Under normal circumstances, however, at least 90% of the Fund’s total assets will be invested in securities included in the target index and depository receipts representing such securities. This 90% investment policy is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days’ notice of any change in this investment policy.

The Fund may use short-term income producing investments to the extent those investments are consistent with Shari’ah principles. Because Shari’ah principles preclude the use of interest-paying instruments, short-term investments that meet Shari’ah and regulatory requirements are currently limited.

The Adviser has engaged the Sub-Adviser for the day-to-day management of the Fund. (See “Sub-Adviser” below) To the extent that it is necessary to employ a sampling strategy with respect to the Fund’s portfolio, the Adviser, and not the Sub-Adviser, will generally be responsible for determining which securities to invest in as part of that strategy. The Fund is not actively managed and the actions of the Adviser and the Sub-Adviser will not result in the active management of the Fund.

In managing the Fund, the Sub-Adviser seeks a correlation of 0.95 or better between the Fund’s performance and the performance of the target index. A figure of 1.00 would represent perfect correlation. There is no guarantee that the Sub-Adviser will be able to obtain the desired level of correlation.

Dow Jones Islamic Market International Titans 100 IndexSM

The Dow Jones Islamic Market International Titans 100 IndexSM (the “target index”) is an index maintained by Dow Jones Indexes based on a stringent and published methodology. The Shari’ah Supervisory Board

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of Dow JonesSM has approved this methodology and any changes to the Shari’ah Supervisory Board or the security selection criteria are at the sole discretion of Dow JonesSM.

The target index consists solely of common stocks that meet Islamic principles, but does not include all stocks that meet these principles. Certain businesses are incompatible with Shari’ah laws, and stocks of companies whose primary businesses are in these areas are excluded from the Index. Excluded businesses include: alcohol, conventional financial services (banking, insurance, etc.), casinos/gambling, pornography, tobacco manufacturers, pork related products and weapons companies. Companies classified in other industry groups may also be excluded if they are deemed to have material ownership of or revenues from the businesses mentioned above. The securities comprising the target index include equity securities of U.S. and international companies (including common stocks and real estate investment trusts) and American Depositary Receipts (“ADRs”) based on equity securities of international companies.

Dow Jones Indexes is the creator of the Dow Jones Islamic Market International Titans 100 IndexSM. The index is part of the Dow Jones Islamic Market IndexesSM family, which was created for those who wish to invest according to Islamic investment guidelines. Currently the family includes 90 indexes that track securities that have been screened according to rules-based criteria for Shari’ah compliance. A Shari’ah Supervisory Board, comprised of scholars from around the world, advises Dow Jones on matters related to Shari’ah compliance. The Dow Jones Islamic Market IndexesSM include stocks from 54 countries, providing investors with comprehensive tools based on a truly global investing perspective. Stocks are screened so that the indexes cover only securities that are well-traded and accessible to investors. After filtering out companies engaging in unacceptable business activities, financial ratio filters are applied to exclude, among other things, companies with unacceptable levels of debts or interest income. The filters are described fully in the SAI.

Securities are selected for the Index so as to represent the most liquid securities meeting the Shari’ah investment criteria in the market, and to reflect the industry breakdown of the global market. Additional factors considered when applying the process described above include relative size and turnover, country and economic weightings, and the relative financial health of the companies.

The Fund reserves the right to substitute a different Shari’ah compliant index for the target index if the target index is discontinued, if Dow Jones Indexes’ arrangement with the Adviser or Sub-Adviser relating to the use of the target index is terminated, or for any other reason determined in good faith by the Trust’s Board of Trustees. If Dow Jones Indexes’ arrangement with the Adviser or Sub-Adviser relating to the use of the target index is terminated, the Trust will take whatever action is deemed to be in the best interests of the Fund’s shareholders and the shareholders will be provided with advance written notice of such action.

Shari’ah Supervisory Board

In order to maintain the highest standards of compliance with the principles and precepts of Islamic law, the services of a Shari’ah Supervisory Board (“SSB”) for the Fund have been retained. The SSB will oversee all operations, methodologies, and contracts related to the Fund and its trading. The SSB is separate from the Dow Jones Shari’ah Supervisory Board, although certain individuals may be members of both boards. In keeping with industry standards developed for Shari’ah compliance by the Accounting and Auditing Organization for Islamic Financial Institutions (“AAOIFI”), the SSB will be responsible for approving and periodically certifying the compliance of the Fund. The SSB will also review the target index and its component securities on a periodic basis to assess whether the target index remains an appropriate index for a Shari’ah compliant investment vehicle such as the Fund to attempt to track. To ensure the broadest possible consensus on all issues of Shari’ah compliance, the SSB is comprised of Shari’ah scholars with demonstrated experience in Islamic jurisprudence. They respect a variety of geographic areas and are internationally recognized as leading experts in modern Islamic finance. Under the careful supervision of these scholars, the Fund may be offered to the public as a truly Shari’ah compliant investment. Brief biographies of the members of the SSB are detailed in the Appendix.

The SSB is retained by the Fund to provide counsel on matters relating to the Shari’ah compliance of the Fund’s structure, management, operations and, in particular, its eligible investments. All business decisions for the Fund, including Fund investment changes, are within the province of the Adviser and Sub-Adviser upon consideration of recommendations put forth by the SSB.

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Principal Risks

The Fund is subject to certain risks. The principal risks to which the Fund is subject are described below.

•

Stock market risk: the risk that stock prices overall will decline over a given period of time. The Fund’s total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

•

Index Risk: the risk that stocks in the target index may underperform stock market investments that track other markets, segments or sectors. The Sub-Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the target index.

 •

Tracking Error Risk: the risk that the Fund will not provide investment performance tracking the target index. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the target index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the target index. Since the target index components may change on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently. In addition, if the Fund employs a sampling strategy, the stocks held by the Fund may provide performance that differs significantly from the aggregate performance of all of the stocks comprising the target index.

•

Replication Management Risk: the risk that because the Fund is not ‘‘actively’’ managed, it would not usually sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Fund’s target index.

•

Small- and Mid-Capitalization Risk: the risk that returns from small- and mid-capitalization stocks may trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

•

Market Price Risk: the risk associated with the fact that the shares of the Fund are listed on the New York Stock Exchange Arca SM, Inc. (“NYSE Arca SM”) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Fund shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, the investor may pay more than NAV when buying Fund shares on the secondary market, and you may receive less than NAV when you sell Fund shares.

•

Trading Halts Risk: the risk that trading of the Fund shares on the NYSE Arca SM may be halted if NYSE Arca SM officials deem such action appropriate in the interest of a fair and orderly market or to protect investors, if the Fund shares are delisted from the NYSE ArcaSM or if the activation of market-wide “circuit breakers” halts stock trading generally. If trading is halted, investors may not be able to dispose of Fund shares that they own.

•

Foreign Securities Risk: the risks relating to adverse political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign companies and markets are subject. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Settlement procedures in certain foreign countries are frequently less developed and reliable than those in the U.S. (and other developed countries). In addition, significant delays may occur in certain markets in registering the transfer of securities. Foreign markets may also be less liquid and more volatile than U.S. markets. Foreign markets may offer less protection to investors. The Fund's portfolio securities may be denominated in foreign currencies.  There exists the risk that these currencies may decline in value relative to the U.S. dollar.

•

Islamic Shari’ah Investment Risk: the risk of the possibility that the Islamic Shari’ah restrictions placed on investments and reflected in the principal investment strategies may result in the Fund not performing as well as mutual funds not subject to such restrictions.

5

Exchange-Traded Funds

The Fund is an exchange-traded fund or “ETF.” An ETF is an investment company that offers shares that are listed on a U.S. securities exchange. Because they are listed on a stock exchange, shares of ETFs can be traded throughout the day on that stock exchange at market-determined prices. ETFs typically invest predominantly in the securities comprising an underlying or target index.

Conventional mutual fund shares are bought from and redeemed with the issuing fund for cash at the net asset value (“NAV”) of such shares. ETF shares, by contrast, cannot be purchased from or redeemed with the issuing fund at NAV except by or through Authorized Participants (defined below), and then only in large blocks of shares called “Creation Units” in exchange for an in-kind basket of securities.

NAV is typically calculated only once a day at the closing of trading on the New York Stock Exchange and reflects a fund’s total assets, less its liabilities, divided by the number of shares it has outstanding. Transactions in traditional mutual fund shares are typically effected at the NAV next determined after receipt of the transaction order, so matter what time during the day an investor in a traditional mutual fund places an order to purchase or redeem shares, that investor’s order will be priced at that fund’s NAV determined as of the close of trading of the New York Stock Exchange. Traditional mutual fund shares may be purchased from the fund directly by the shareholder or through a financial intermediary.

In contrast, investors can purchase and sell ETF Shares on a secondary market through a broker. Secondary market transactions do not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, ETF shares and on changes in the prices of the ETF’s portfolio holdings. Shareholders will also incur typical brokerage and transaction costs when buying or selling ETF shares on the secondary market. An organized secondary market is expected to exist for the Fund’s shares, because, unlike traditional mutual fund shares, Fund shares are listed for trading on the NYSE Arca.

The market price of the Fund’s shares will differ somewhat from the NAV of those shares. The difference between market price and NAV is expected to be small most of the time, but in times of extreme market volatility the difference may become significant. Accordingly, an investor may receive more or less than NAV when the investor sells Fund shares on the secondary market. Also, it is possible that an active trading market may not be maintained.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

6

Fees and Expenses

Fee Table

The following table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

SHAREHOLDER FEES (fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies[1]
ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund’s assets)
Management Fee[2]:	0.	%
Other Expenses[3]:	0.	%
TOTAL ANNUAL FUND OPERATING EXPENSES:	0.	%
Less: Expense Reduction/Reimbursement [4]	0.__	%
NET ANNUAL OPERATING EXPENSES[4]:	0.__	%
	0.__

1 An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $___, plus an additional fee of up to $______ if the investor does not create or redeem through the NSCC (for a total of up to $____). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.

2 For more information about the services provided in exchange for the management fee, see “Investment Adviser” under “Fund Management”.

 3 The Fund had not commenced operations as of the date of this Prospectus. The “Other Expenses” listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending         , 2009.

4 The Adviser has contractually agreed to pay Fund operating expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to ____% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least [month/day/year]. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

Fee Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s total operating expenses remain the same each year, and that the Expense Cap terminates on _____ (the date on which the Adviser is first permitted to terminate it). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS
$__	$___

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Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Fund shares, referred to as Javelin Exchange Traded Shares or “JETS,” at NAV only in Creation Units of 50,000 shares or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called authorized participants (‘‘Authorized Participants’’) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay to the Fund a standard Creation Transaction Fee of $[   ] per transaction (assuming 100 stocks in each Creation Unit). The value of a Creation Unit as of first creation was approximately $     . An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[   ] per transaction to the Fund (assuming 100 stocks in each Creation Unit). See ‘‘How to Buy and Sell Shares’’ later in this Prospectus. Authorized Participants who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $      and a 5% return each year, and assuming that the Fund’s total operating expenses remain the same and that the Expense Cap terminates on ________, the total costs would be $[   ] if the Creation Unit is redeemed after one year, and $[   ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

Investment Advisory Services

Investment Adviser

Javelin Investment Management, LLC acts as the Fund’s investment adviser pursuant to an advisory agreement with the Fund (the ‘‘Advisory Agreement’’). The Adviser is a New Jersey limited liability company with its principal offices located at 33 Witherspoon Street, Suite 210, Princeton, New Jersey 08542. The Adviser is a new investment adviser that as of the date of this Prospectus has no assets under management. The Adviser has no previous experience as an investment adviser to mutual funds. Pursuant to the Investment Management Agreement, the Adviser manages the investment and reinvestment of the Fund’s assets and administers the affairs of the Fund to the extent requested by the Board of Trustees.

Pursuant to the Investment Management Agreement, the Fund pays the Adviser an advisory fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.__% of the Fund’s average daily net assets.

In addition to advisory fees, the Fund pays for all other costs and expenses of its operations, including service fees, distribution fees, custodian fees, Shari’ah Supervisory Board fees, legal and independent registered public accounting firm fees, the costs of reports and proxies to shareholders, compensation of Trustees (other than those who are affiliated persons of the Investment Adviser) and all other ordinary business expenses not specifically assumed by the Investment Adviser.

The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding the fee payments under the Advisory Agreement, interest expenses, fees paid to the Dow Jones Indexes for calculating the indicative value of the Shari’ah Index, offering costs (as defined below), brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business from exceeding 0.__% of average net assets per year, at least until [December 31, 2011.] The offering costs excluded from the 0.__% expense cap are: (a) legal fees pertaining to the registration and offering of the shares; (b) SEC registration fees in respect of the Shares; and (c) initial fees paid for the Fund to be listed on the NYSE ArcaSM. Pursuant to the Expense Agreement, the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.__% (excluding the expenses set forth above) (the ‘‘Expense Cap’’). For a period of five years subsequent to the Fund’s commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund’s expense ratio, including the recovered expenses, falls below the Expense Cap.

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 Sub-Adviser

Esposito Partners, LLC (the “Sub-Adviser”), located at 300 Crescent Court, Suite 650, Dallas, Texas 75201, is a Delaware limited liability company. Sub-Adviser acts as investment sub-adviser to the Fund. Pursuant to separate Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser will be responsible for the day-to-day management of the Fund, subject to the supervision of the Adviser and the Trust’s Board of Trustees. In this regard, the Sub-Adviser will be responsible for implementing the replication strategy for the Fund with regard to its target index and for general administration, compliance and management services as may be agreed between the Adviser and Sub-Adviser from time to time.

Pursuant to the Sub-Advisory Agreement, the Adviser agrees to pay Sub-Adviser under the following schedule:

$0 to $___,000,000 Assets Under Management (AUM)	=	bps

$___,000,000 to $___,000,000 AUM	=	bps

$___,000,000+ AUM	=	bps

 The above fee is to be calculated on the total combined Trust assets under management by the Sub-Adviser and subject to a minimum relationship fee per year (Computed quarterly) of $_____ per fund under management.  Currently, the Fund is the only series of the Trust under management by the Sub-Adviser.  The above fee is payable by the Adviser, and is not an obligation of the Fund.

The Trust and Adviser may in the future seek an exemptive order from the SEC or may rely on an SEC rule that would permit the Adviser, subject to the supervision and approval of the Board, to enter into and materially amend sub-advisory agreements without such agreements being approved by the shareholders of the Fund.  In this event, the Trust and Adviser would have the right to terminate or replace the Sub-Adviser without shareholder approval, including, without limitation, the replacement or reinstatement of the Sub-Adviser if the Sub-Advisory Agreement has automatically terminated as a result of an assignment.

A discussion regarding the basis for the Board of Trustees approval of the Investment Management Agreement and Sub-Advisory Agreements will be available in the Fund's annual or semi-annual report.

Portfolio Managers and Members of the Investment Committee

The following individuals are responsible for the day-to-day management of the Fund.

[Esposito Partners, LLC Portfolio Manager Information to be Inserted]

Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

 The Statement of Additional Information has more detailed information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Fund.

Upon obtaining exemptive relief from the SEC, the Fund would have the right to engage or terminate a sub-adviser at any time and without shareholder vote.

How to Buy Shares

In order to purchase Creation Units of the Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the target index (the ‘‘Deposit Securities’’) and generally makes a small cash payment referred to as the ‘‘Cash Component.’’ The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund’s custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day that the NYSE ArcaSM is open for business.  The Cash Component

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represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities.  The Trust reserves the right to permit “custom orders” (i.e., to add a cash-in-lieu payment to the Cash Component to replace missing Deposit Securities) in certain circumstances, including: (1) in the event the Authorized Participant or the investor for which it is acting is not eligible to trade particular Deposit Securities; (2) in the event any Deposit Security may not be available in sufficient quantity for delivery or (3) for any other relevant reason.

Orders must be placed in proper form by or through an Authorized Participant, which must be either (i) a ‘‘Participating Party’’ i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the ‘‘Clearing Process’’) or (ii) a participant of The Depository Trust Company (‘‘DTC Participant’’) that, in either case, has entered into an agreement with the Trust, the distributor and the transfer agent, with respect to purchases and redemptions of Creation Units.  All standard orders must be placed for one or more whole Creation Units of Shares of the Fund and must be received by the distributor in proper form no later than the close of regular trading on the NYSE ArcaSM (ordinarily 4:00 p.m. Eastern time) (‘‘Closing Time’’) in order to receive that day’s closing NAV per Share.  In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the distributor no later than one hour prior to Closing Time in order to receive that day’s closing NAV per Share.  See ‘‘Creation and Redemption of Creation Unit Aggregations’’ in the Statement of Additional Information.

A fixed creation transaction fee of $              per transaction (assuming 100 or fewer stocks in each Creation Unit; Creation Units that have 101-200 stocks are subject to a fee of $             ) (the ‘‘Creation Transaction Fee’’) is applicable to each transaction regardless of the number of Creation Units purchased in the transaction.  An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units.  See ‘‘Creation and Redemption of Creation Unit Aggregations’’ in the Statement of Additional Information.  The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of the Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities.  Any such transaction effected must be effected outside the Clearing Process.  See ‘‘Creation and Redemption of Creation Unit Aggregations’’ in the Statement of Additional Information.

Redemption of Shares

Shares may be redeemed only in Creation Units at their NAV and only on a day the NYSE ArcaSM is open for business.  The Fund’s custodian makes available immediately prior to the opening of business each day of the NYSE ArcaSM, through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund’s portfolio securities that will be applicable that day to redemption requests in proper form (‘‘Fund Securities’’).  Fund Securities received on redemption may not be identical to the Deposit Securities that are applicable to purchases of Creation Units.  Unless cash redemptions are available or specified for the Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of shares being redeemed as next determined after receipt of a redemption request in proper form, and the value of the Fund Securities (the ‘‘Cash Redemption Amount’’), less the applicable redemption fee and, if applicable, any transfer taxes.  Should the Fund Securities have a value greater than the NAV of shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder.  For more details, see ‘‘Creation and Redemption of Creation Unit Aggregations’’ in the Statement of Additional Information.

An order to redeem Creation Units of the Fund may only be effected by or through an Authorized Participant.  An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the NYSE ArcaSM (normally 4:00 p.m. Eastern time) in order to receive that day’s closing NAV per Share.  In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time.

10

A fixed redemption transaction fee of $              per transaction (assuming 100 or fewer stocks in each Creation Unit; Creation Units that have 101-200 stocks are subject to a fee of $             ) (the ‘‘Redemption Transaction Fee’’) is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction.  An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash.  The Fund reserves the right to effect redemptions in cash.  A shareholder may request a cash redemption in lieu of securities, however, in which case the Fund may, in its discretion, reject any such request.  See ‘‘Creation and Redemption of Creation Unit Aggregations’’ in the Statement of Additional Information.

Frequent Trading

The Trust’s Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”), including frequent trading that attempts to take advantage of potential arbitrage opportunities presented by changes in the value of the Fund’s portfolio securities during the time period between the close of the primary markets for such portfolio securities and the reflection of those changes in the Fund’s NAV.  The Fund sells and redeems Creation Units primarily on an in-kind basis, making it more difficult to take advantage of changes in the value of portfolio securities that may not be reflected in the Fund's NAV. Furthermore, the Fund’s fair valuation process for foreign securities is intended to reduce or eliminate potential arbitrage opportunities.  Frequent trading of Fund shares in the secondary market will not directly affect the Fund’s cash flows, and therefore will have little potential to affect the ongoing management of the Fund or its ability to track the performance of its target index.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (‘‘DTC’’) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants.  DTC serves as the securities depository for all shares.  Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC.  As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of Fund shares.  Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants.  These procedures are the same as those that apply to any other stocks that you may hold in book entry or ‘‘street name’’ form.

The Adviser will not have any record of your ownership.  Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Fund shares, and tax information.  Your broker will provide you with account statements, confirmations of your purchases and sales of Fund shares, and tax information.  Your broker also will be responsible for distributing income and capital gains distributions and for ensuring that you receive shareholder reports and other communications from the fund whose Fund shares you own.  You will receive other services (e.g., dividend reinvestment and average cost information) only if your broker offers these services.

Certain Legal Risks

Because Fund shares may be issued on an ongoing basis, a “distribution” of Fund shares could be occurring at any time.  Certain activities performed by a dealer could, depending on the circumstances, result in the dealer being deemed a participant in the distribution, in a manner that could render it a statutory underwriter and subject it to the prospectus delivery and liability provisions of the Securities Act of 1933.  For example, a dealer could be deemed a statutory underwriter if it purchases Creation Units from the issuing Fund, breaks them down into the constituent Fund shares, and sells those shares directly to customers, or if it chooses to couple the creation of a supply of new Fund shares with an active selling effort involving solicitation of secondary-market demand for Fund shares.  Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that

11

person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause a dealer to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Fund shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

An Authorized Participant that is not a “qualified institutional buyer” as defined in Rule 144A under the Securities Act of 1933 will not be able to receive, as part of the redemption basket, restricted securities eligible for resale under Rule 144A.  (For this reason, the Fund does not intend to include 144A securities in a redemption basket.)

Fund shares are issued by a registered investment company, and the acquisition of such shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the Investment Company Act of 1940, except as permitted by an SEC exemptive order granted to the Fund that allows registered investment companies to invest in Fund shares beyond the limits of Section 12(d)(1), subject to certain terms and conditions.

The Adviser reserves the right to reject any purchase request at any time, for any reason, and without notice.  The Fund can stop offering Creation Units at any time, and may postpone payment of redemption proceeds at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission.

Pricing Fund Shares

The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time.  NAV per share is computed by dividing the net assets by the number of shares outstanding.

If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV.  Your transaction will be priced at NAV only if you purchase or redeem your Fund shares in Creation Units.

The approximate value of shares of the Fund is disseminated every fifteen seconds throughout the trading day by the U.S. securities exchange on which the Fund’s shares are listed or by other information providers, such as Reuters.  This approximate value should not be viewed as a “real-time” update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day.  The approximate value generally is determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Fund.  The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value and makes no warranty as to its accuracy.

When calculating the NAV of the Fund’s shares, stocks held by the fund are valued at their market value when reliable market quotations are readily available.  Certain short-term debt instruments used to manage the Fund’s cash are valued on the basis of amortized cost.  The values of any foreign securities held by the Fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security’s owner might reasonably expect to receive upon its sale.  The Fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded.  This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the Fund’s pricing time.  Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global.  Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities.  Although less common, fair-value pricing also may be used for domestic securities – for example, if trading in a security is halted and does not resume before the Fund’s pricing time or if a security does not trade in the course of a day.  Fair-value pricing may also be used by the Fund to value restricted securities held by the Fund or certain small-capitalization or mid-capitalization securities with little or no trading activity for extended periods of time.  Fair-value prices are determined by the Adviser according to procedures adopted by the Board of Trustees.  When fair-

12

value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Portfolio Holdings Information

The Fund publicly disseminates its full portfolio holdings each day the Fund is open for business through its internet web site at www.jetsetfs.com.  The Fund may terminate or modify this policy at any time without further notice to shareholders.  In addition, the Deposit Securities and Fund Securities that should be delivered in exchange for purchases and redemptions of Creation Units are publicly disseminated daily prior to the open of the NYSE via the NSCC.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

Dividends and Distributions

Dividends and Capital Gains. Fund shareholders are entitled to their share of the Fund’s income and net realized gains on its investments.  The Fund pays out substantially all of its net earnings to its shareholders as ‘‘distributions.’’

The Fund typically earns income dividends from stocks.  These amounts, net of expenses, are passed along to Fund shareholders as ‘‘income dividend distributions.’’  The Fund realizes capital gains or losses whenever it sells securities.  Net long-term capital gains are distributed to shareholders as ‘‘capital gain distributions.’’  Fund distributions are expected to consist primarily of capital gain distributions, although income dividend distributions will also be made.

Income dividends, if any, are distributed to shareholders annually.  Net capital gains are distributed at least annually.  Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code.  In addition, the Fund intends to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities as if the Fund owned the underlying investment securities for the entire dividend period.  As a result, some portion of each distribution may result in a return of capital.  Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.

Distributions in cash may be reinvested automatically in additional shares only if the broker through which the shares were purchased makes such option available.

Taxes

The Fund pays out dividends from its net investment income to investors annually.  The Fund distributes any net capital gains annually.

Brokers may make available to their customers who own Fund shares the DTC book-entry dividend reinvestment service.  If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole and fractional Fund shares of the same Fund.  Without this service, investors would receive their distributions in cash.  In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service.  To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker.  Brokers may require Fund shareholders to adhere to specific procedures and timetables.  If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the same Fund purchased in the secondary market.  Fund distributions of income and realized gains are taxable to you whether paid in cash or reinvested in Fund shares.

 Taxes

As with any investment, you should consider how your investment in shares of the Fund will be taxed.  The tax information in this Prospectus is provided as general information.  You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.

13

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when the Fund makes distributions and when you sell your shares of the Fund.

Taxes on Distributions

Distributions from the Fund’s net investment income (other than qualified dividend income), including distributions out of the Fund’s net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income.  Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares.  Under current law, distributions by the Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates.  In order for a distribution by the Fund to be treated as qualified dividend income, the Fund itself must receive qualified dividend income from U.S. corporations and certain qualified foreign corporations, the Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund’s shares.  In general, your distributions are subject to federal income tax for the year when they are paid.  Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

Dividends and interest received by the Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries.  Tax conventions between certain countries and the United States may reduce or eliminate such taxes.  To the extent the Fund “passes through” to you certain foreign income taxes (including withholding taxes) paid by the Fund, you will be considered to have received as an additional dividend your share of such foreign taxes. In such circumstances, you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided, however, that for taxable years of the Fund beginning before [Date], interest related dividends and short-term capital gain dividends generally will not be subject to such U.S. withholding tax.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications or if otherwise required by the Internal Revenue Service.

Taxes on Exchange-Listed Shares Sales

Currently, any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An authorized purchaser who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted under the rules governing ‘‘wash sales’’ on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

14

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold Shares.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of Fund shares. You are advised to consult your personal tax advisor about the potential tax consequences of an investment in Fund shares under all applicable tax laws.

License

The JETSSM Dow Jones Islamic Market International Index Fund are not sponsored, endorsed, sold or promoted by Dow Jones.  Dow Jones makes no representation or warranty, express or implied, to the owners of the JETSSM Dow Jones Islamic Market International Index Fund or any member of the public regarding the advisability of investing in securities generally or in the JETSSM Dow Jones Islamic Market International Index Fund particularly.  Dow Jones' only relationship to Javelin Investment Management, LLC, the licensee, is licensing certain trademarks, trade names and service marks of Dow Jones and of the Dow Jones Islamic Market International Titans 100 IndexSM, which is determined, composed and calculated by Dow Jones without regard to Javelin Investment Management, LLC or the JETSSM Dow Jones Islamic Market International Index Fund.  Dow Jones has no obligation to take the needs of Javelin Investment Management, LLC or the owners of the JETSSM Dow Jones Islamic Market International Index Fund into consideration in determining, composing or calculating Dow Jones Islamic Market International Titans 100 IndexSM.  Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JETSSM Dow Jones Islamic Market International Index Fund to be issued or in the determination or calculation of the equation by which the JETSSM Dow Jones Islamic Market International Index Fund are to be converted into cash.  Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the JETSSM Dow Jones Islamic Market International Index Fund.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES ISLAMIC MARKET INTERNATIONAL TITANS 100 INDEXSM OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JAVELIN INVESTMENT MANAGEMENT, LLC, OWNERS OF THE JETSSM DOW JONES ISLAMIC MARKET INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES ISLAMIC MARKET INTERNATIONAL TITANS 100 INDEXSM OR ANY DATA INCLUDED THEREIN.  DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES ISLAMIC MARKET INTERNATIONAL TITANS 100 INDEXSM OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND JAVELIN INVESTMENT MANAGEMENT, LLC.

Service Providers

Distributor

ALPS Distributors, Inc. serves as the distributor of Creation Units for the Fund on an agency basis.  The Distributor’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.  The Distributor does not maintain a secondary market in shares of the Fund.

 Administrator, Transfer Agent and Custodian

Brown Brothers Harriman & Co. (“BBH”) serves as the administrator and transfer agent of the Fund and as custodian of the Fund’s investments.  BBH’s principle address is 40 Water Street, Boston, MA 02109-3661.

15

Financial Highlights

No financial information is available for the Fund because it had not commenced operations prior to the date of this Prospectus.

16

Appendix

[Biographies of the Shari’ah Supervisory Board to be Inserted]

17

JETSSM Exchange-Traded Funds

You can find more information about the Fund in the following documents:

Statement of Additional Information (“SAI”): The SAI of the Fund provides more detailed information about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally a part of the Prospectus.

Annual and Semi-Annual Reports: Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You can obtain free copies of these documents, request other information, or make generally inquires about the Fund by contacting the Fund at:

JETSSM Exchange-Traded Funds

c/o ALPS Distributors, Inc.

1290 Broadway, Suite 1100,

Denver, Colorado 80203

Telephone: (___) ___-____

[URL.com]

You can review and copy information including the Fund’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission, 100 F Street, N.E. Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Shareholder Reports and other information about the Fund are also available:

Free of charge from the Fund’s website at www.javelinfunds.com.

Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov.;

For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102; or

For a fee, by email request to publicinfo@sec.gov.

(1940 Act File Number 811-_______)

18

The information in this Statement of Additional Information (“SAI”) is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

_______ __, 2009

JETSSM Exchange-Traded Funds

JETSSM Dow Jones Islamic Market International Index Fund

33 Witherspoon Street, Suite 210

Princeton, NJ 08542

(609) 356-0800

This SAI is not a prospectus. It should be read in conjunction with the current Prospectus dated _______ 2009, of the JETSSM Dow Jones Islamic Market International Index Fund, a series of Javelin Exchange-Traded Trust, as such Prospectus may be revised from time to time. A copy of the Fund’s Prospectus is available by calling the number listed above or (___) ___-_____, visiting www.jetsetfs.com or writing to JETSSM Exchange-Traded Funds, c/o ALPS Distributors, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202.

TABLE OF CONTENTS

The Trust

2

Investment Objective, Policies And Risks

2

Fundamental Investment Restrictions

6

Portfolio Turnover

6

Information About The Shares

6

Additional Information About The Target Index And The Index Administrator

7

Portfolio Holdings Information

14

Trustees And Executive Officers

15

Proxy Voting Policies And Procedures

17

Control Persons, Principal Shareholders, And Management Ownership

17

Investment Adviser And Sub-Adviser

18

Distributor

20

Other Service Providers

20

Execution Of Portfolio Transactions And Brokerage

21

Capital Stock

22

Determination Of Share Price

22

Distributions And Tax Information

23

License Grant

24

Financial Statements

25

THE TRUST

Javelin Exchange-Traded Trust (the “Trust”) is a Delaware statutory trust that was organized on ______ __, 2007 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Trust’s Agreement and Declaration of Trust (the “Trust Instrument”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional Javelin Exchange Traded Shares (“JETSSM” or “shares”) of beneficial interest, without par value, which may be issued in any number of series. The Board may from time-to-time issue other series, the assets and liabilities of which will be separate and distinct from any other series. The Trust currently consists of JETSSM Dow Jones Islamic Market International Index Fund (the “Fund”), a single series that represents a separate investment portfolio.

The Fund is advised by Javelin Investment Management, LLC (the “Adviser”) and sub-advised by Esposito Partners, LLC (the “Sub-Adviser”).

The Trust Instrument also provides for indemnification and reimbursement of expenses out of the Fund’s assets for any shareholder held personally liable for obligations of the Fund or Trust. The Trust Instrument provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Trust Instrument further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

INVESTMENT OBJECTIVE, POLICIES AND RISKS

The Fund's investment objective and principal investment strategies and risks are set forth in the Prospectus. The following information supplements the information contained in the Prospectus. In addition to the Fund's principal investment strategies, the Fund may, from time to time, use certain other strategies or engage in certain other investment practices that are not principal strategies. Some of these strategies and practices, and their associated risks, are described below.

Limitations and restrictions on the level of investment in securities that are discussed in the Prospectus or in this Statement of Additional Information and that are expressed in terms of percentage limitations are measured at the time of investment, unless specifically indicated otherwise. Changes in market values, net assets, or other circumstances that cause a percentage limitation to be exceeded will not necessarily require that any security be sold.

The investment objective of the Fund is to seek to track the performance of a benchmark index that measures the investment return of Shari’ah compliant securities. The Fund may use short-term income producing investments to the extent those investments are consistent with Shari’ah principles. Short-term investments are securities that mature or have a remaining maturity of twelve months or less from the date of purchase. Most ordinary mutual funds use a variety of interest-paying investments for short-term needs. Because the Fund may not receive interest from its investments, the Fund cannot use them. A limited amount of Shari’ah compliant short-term opportunities that do not pay interest may be available from time-to-time. The Fund may invest in them, when such opportunities are appropriate for the Fund.

In accordance with Shari’ah principles, the Fund shall not purchase bonds, debentures, or other interest paying obligations of indebtedness. The Fund may not make loans, lend portfolio securities, make short sales, borrow money, or purchase or sell options, except that they may sell covered call options and purchase call options for the purpose of terminating call options previously sold.

The following information supplements the discussion of the Fund’s investment objective and policies as set forth in its Prospectus. There can be no guarantee that the Fund’s objective will be attained.

The Fund is diversified (see fundamental investment restriction 7 under “Fundamental Investment Restrictions” in this SAI). Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the Fund purchases a security.

Equity Securities

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the equity securities may fluctuate substantially from day to day. Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.

To the extent the Fund invests in the equity securities of small or mid-sized companies, it will be exposed to the risks of smaller sized companies. Small and mid-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies. Furthermore, such companies may have limited product lines, or services, markets, or financial resources or may be dependent on a small management group. In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, its performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Common Stock

Common stocks are the only equity securities in which the Fund may invest.

A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the fund.

Foreign Securities and Currencies

The Fund may invest in the securities of foreign issuers (“foreign securities”), including in sponsored and unsponsored American Depositary Receipts (“ADRs”).

Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers. Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies. There is generally less governmental supervision and regulation of foreign exchanges, brokers and issuers than in the U.S. The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and the fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court. Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures); possible foreign withholding taxes on dividends and interest payable to the Fund; possible taxes on trading profits; and inflation, interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

In addition, the Fund may invest in securities of companies that are located in developing or emerging markets. Investing in securities of issuers located in emerging markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability. Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets. Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents. Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and, even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede the fund’s ability to obtain possession of its assets. As a result, there may be an increased risk or price volatility associated with the fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

From time to time, the Fund may invest a significant portion of its assets in the securities of a single country or region. Substantial investment in a single country or region will subject the Fund, to a greater extent, to the risks associated with investments in that region or country. The Fund will also be subject to the risks that its return will be more dependent on the economic performance of that country or region than a fund that is not so concentrated.

Dividends on the Fund’s foreign securities may be subject to foreign withholding tax. The Fund may also be subject to foreign taxes on its trading profits. Some countries may also impose a transfer or stamp duty on certain securities transactions. The imposition of these taxes will increase the cost to the Fund of investing in those countries that impose these taxes. To the extent such taxes are not offset by credits or deductions available to shareholders in the Fund under U.S. tax law, they will reduce the net return to the Fund’s shareholders.

To the extent the Fund invests in securities denominated in foreign currencies, the Fund will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the securities denominated in that currency. Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies. In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting the Fund to the risk of fluctuating currency exchange rates pending settlement.

The Fund may invest in ADRs. ADRs represent receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign issuers. Although the underlying securities are denominated in a foreign currency, ADR prices are denominated in U.S. dollars. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. Investments in ADRs involve risks similar to direct investment in the underlying foreign security. Unsponsored ADRs are organized independently of the issuer of the underlying security and without its cooperation. Available information about the issuer of the unsponsored ADR may not be current or as readily available as for sponsored ADRs and therefore the prices of unsponsored ADRs may be more volatile than for sponsored ADRs.

Illiquid Securities

The Fund may invest up to 15% of its net assets in securities that are illiquid.

Illiquid securities may include securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), and securities which are otherwise not readily marketable. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Restricted and other illiquid securities may entail the potential for delays on resale and uncertainty in valuation.

Indexes and Index Sampling

There exists the risk that stocks in the target index may underperform stock market investments that track other markets, segments or sectors. The Sub-Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the target index.

In addition, there is the risk that the Fund will not provide investment performance tracking the target index. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the target index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the target index. Since the target index components may change on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently. In addition if the Fund employs a sampling strategy, the stocks held by the Fund may provide performance that differs significantly from the aggregate performance of all of the stocks comprising the target index.

Islamic Shari’ah Investment Risk

The risk of the possibility that the Islamic Shari’ah restrictions placed on investments and reflected in the principal investment strategies may result in the Fund not performing as well as mutual funds not subject to such restrictions. For example, the Fund may not invest in a number of short-term investments such as certificates of deposit, bankers’ acceptances and time deposits, commercial paper and short-term notes, money market funds, and repurchase agreements. In addition, the Fund may not borrow from banks or other financial institutions.

Other Investment Companies

The Fund may pursue its investment objective by investing in shares of other open-end investment companies, except for certain types of investment companies including money market funds. The Fund currently intends to limit its investments in accordance with the Investment Company Act of 1940, as amended (the “1940 Act”), or with certain terms and conditions of applicable exemptive orders issued by the SEC and approved by the Board. This prohibition may prevent the Fund from allocating its investments in the manner the Sub-Adviser considers optimal.

As a shareholder of another investment company, the Fund bears its pro rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund’s shareholders. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Replication Management

There is a risk that because the Fund is not ‘‘actively’’ managed, it would not usually sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Fund’s target index.

Securities Markets

The shares of the Fund are listed on the New York Stock Exchange Arca SM, Inc. (“NYSE Arca SM”) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Fund shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, an investor may pay more than NAV when buying Fund shares on the secondary market, and may receive less than NAV when selling Fund shares.

Small- and Mid-Capitalization Stocks

There is a risk that returns from small- and mid-capitalization stocks may trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

Trading Halts Risk

A risk exists that trading of the Fund shares on the NYSE Arca SM may be halted if NYSE Arca SM officials deem such action appropriate in the interest of a fair and orderly market or to protect investors, if the Fund shares are delisted from the NYSE ArcaSM or if the activation of market-wide “circuit breakers” halts stock trading generally. If trading is halted, investors may not be able to dispose of Fund shares that they own.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following policies and investment restrictions have been adopted by the Trust on behalf of the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund’s outstanding voting securities as defined in the 1940 Act. The Fund may not:

1.

Make loans to others.

2.

Purchase securities on margin, borrow money or issue senior securities.

3.

Mortgage, pledge or hypothecate any of its assets .

4.

Act as an underwriter of securities of other issuers.

5.

Purchase commodities or commodity contracts.

6.

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities issued by a company engaged in the real estate business.

7.

Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry or group of related industries (other than investment companies), except that it may invest in excess of 25% of its assets in an industry or group of related industries to approximately the same extent that its target index is concentrated in such industry or group of industries. This restriction does not apply to investments in the securities of the U.S. government, its agencies or instrumentalities.

8.

With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer. (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities or securities of other investment companies.)

Except with respect to illiquid securities, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

PORTFOLIO TURNOVER

Because the Fund seeks to match the performance of its Target index, portfolio securities may be sold without regard to the length of time they have been held. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transactions costs and may result in a greater number of taxable transactions. See “Execution of Portfolio Transactions and Brokerage.”

INFORMATION ABOUT THE SHARES

The Fund offers and issues JETS or shares at net asset value only in aggregations of a specified number of shares, generally in exchange for a basket of securities included in the target index (currently, the Dow Jones Islamic Market International Titans 100 Index), together with the deposit of a specified cash payment. Fund shares have been approved for listing and secondary trading on the NYSE ArcaSM, subject to notice of issuance. Fund shares will trade on the NYSE ArcaSM at market prices that may be below, at, or above NAV. Fund shares are redeemable only in Creation Units, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 shares. In the event of the liquidation of the Fund, the Trust may lower the number of shares in a Creation Unit.

The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund shares, although it has no current intention of doing so. In addition, Fund shares may be issued in advance of receipt of particular Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Placement of

Creation Orders Outside Clearing Process" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with typical in-kind creations or redemptions. In all cases, such fees will be limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities.

ADDITIONAL INFORMATION ABOUT THE TARGET INDEX AND THE INDEX ADMINISTRATOR

Based on its own proprietary intellectual model, Dow Jones Indexes has established specific criteria for determining which securities will be eligible for inclusion in the target index (the "Index Methodology"). The target index will be administered by Dow Jones Indexes. Dow Jones Indexes will employ the Index Methodology to determine the composition of the target index. Dow Jones Indexes also acts as "index calculation agent" in connection with the calculation and dissemination of the target index. The target index is compiled, maintained and calculated without regard to the Adviser or Sub-Adviser, or Distributor. Dow Jones Indexes has no obligation to take the specific needs of the Adviser, Sub-Adviser or Distributor into account in the determination and calculation of the Target index.

It is expected that each target index will be available through major market data vendors as a result of dissemination to the Consolidated Tape Association by the NYSE ArcaSM. The NYSE ArcaSM is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser or the Distributor. The Fund is entitled to use its target index pursuant to a licensing agreement between Dow Jones Indexes and Sub-Adviser, and a sub-licensing agreement between Sub-Adviser and the Adviser. There is no charge to the Fund in connection with these licensing agreements.

Exchange Listing and Trading

The Fund's shares have been approved for listing on the NYSE ArcaSM and will trade on the NYSE ArcaSM at market prices that may differ from net asset value. The only relationship that the NYSE ArcaSM has with the Adviser, the Sub-Adviser, the Distributor or the Trust in connection with the Fund is that the NYSE ArcaSM lists the shares pursuant to its listing agreement with the Trust. The NYSE ArcaSM has no obligation or liability in connection with the administration, marketing or trading of the Fund.

There can be no assurance that, in the future, the Fund's shares will continue to meet all of the listing requirements of NYSE ArcaSM. The NYSE ArcaSM may, but is not required to, delist the Fund's shares if: (1) following the initial 12-month period beginning upon the commencement of trading, there are fewer than 50 beneficial owners of the Fund's shares for 30 or more consecutive trading days; (2) the value of the Target index related to the Fund is no longer calculated or available; or (3) such other event shall occur or condition exist that, in the opinion of the NYSE ArcaSM, makes further dealings on the NYSE ArcaSM inadvisable. The NYSE ArcaSM will also delist the Fund's shares upon termination of the Fund.

As with any stock traded on an exchange, purchases and sales of the Fund's shares will be subject to usual and customary brokerage commissions. The Trust reserves the right to adjust the price levels of the shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, and would have no effect on the net assets of the Fund or the total value of shares held by any shareholder

Book Entry Only System

DTC acts as securities depositary for the Fund shares. Fund shares are registered in the name of the DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Fund shares. DTC is a limited-purpose trust company that was created to hold securities of its participants (the DTC Participants) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE ArcaSM and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Fund shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Fund shares.

The Fund recognizes DTC or its nominee as the record owner of all Fund shares for all purposes. Beneficial Owners of Fund shares are not entitled to have Fund shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Fund shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of the Fund shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Fund shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Fund shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee as the registered holder of all Fund shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Fund shares of the appropriate Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Fund shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Fund shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Fund shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Fund shares, unless the Trust makes other arrangements with respect thereto satisfactory to the NYSE ArcaSM (or such other exchange on which Fund shares may be listed).

Purchase and Issuance of Fund Shares in Creation Units

The Fund issues and sells Fund shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their net asset value next determined after receipt, on any Business Day, of an order in proper form. The Fund will not issue fractional Creation Units. A Business Day is any day on which the New York Stock Exchange and NYSE ArcaSM are open for business.

Fund Deposit

The consideration for purchase of a Creation Unit from the Fund generally consists of the in kind deposit of a designated portfolio of equity securities (the Deposit Securities) per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the target index and an amount of cash (the “Cash Component”) consisting of a Balancing Amount (described below) and a Transaction Fee (also described below). Together, the Deposit Securities and the Cash Component constitute the Fund Deposit.

The Balancing Amount is an amount equal to the difference between the net asset value (“NAV”) of a Creation Unit and the market value of the Deposit Securities (the "Deposit Amount"). It ensures that the NAV of the Fund Deposit (not including the Transaction Fee) is identical to the NAV of the Creation Unit it is used to purchase. If the Balancing Amount is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities), then that amount will be paid by the purchaser to the Fund in cash. If the Balancing Amount is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities), then that amount will be paid by the Fund to the purchaser in cash (except as offset by the Transaction Fee, described below).

The Trust, through the NSCC (discussed below), makes available on each Business Day, immediately prior to the opening of regular trading on the NYSE ArcaSM (currently 9:30 a.m., Eastern Time), a list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit for the Fund (based on information at the end of the previous Business Day). The Fund Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced Fund Deposit composition is made available. The Fund reserves the right to accept a nonconforming Fund Deposit.

The identity and number of shares of the Deposit Securities required for the Fund Deposit may change to reflect rebalancing adjustments and corporate actions by the Fund, or in response to adjustments to the weighting or composition of the component stocks of the target index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash--i.e., a "cash in lieu" amount--to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery, may not be eligible for transfer through the Clearing Process (discussed below), or may not be eligible for trading by a Participating Organization (as defined below) or the investor for which a Participating Organization is acting. Brokerage commissions incurred in connection with acquisition by the Fund of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be an expense of the Fund. However, the Adviser, subject to the approval of the Board of Trustees, may adjust the Transaction Fee (described below) to protect existing shareholders from this expense.

In addition to the list of names and numbers of securities constituting the current Deposit Securities, the Trust, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Fund, and the Fund's determination shall be final and binding.

Procedures for Creation of Creation Units

To be eligible to place orders with the Distributor and to purchase Creation Units from the Fund, you must be (i) a Participating Organization (i.e., a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC), or (ii) a DTC Participant, and in each case, must have executed an agreement with the Distributor governing the purchase and redemption of Creation Units (the Participant Agreement). Participating Organizations and DTC Participants are collectively referred to as "Authorized Participants." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participation Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Organization) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the NYSE ArcaSM ("Closing Time") (ordinarily 4:00 p.m., Eastern Time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern Time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security: (1) in the event the Authorized Participant or the investor for which it is acting is not eligible to trade such Deposit Security; (2) in the event a Deposit Security may not be available in sufficient quantity for delivery or (3) for any other relevant reason. The date on which an order to create Creation Unit

Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders Using Clearing Process and the Placement of Creation Orders Outside Clearing Process sections). Severe economic or market disruptions or changes, or telephone or other communication failures, may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

Placement of Creation Orders Using Clearing Process.

The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process.

Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern Time, of the next Business Day immediately following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern Time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time of the third (3rd) Business Day following such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the third (3rd) Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See Creation Transaction Fee section below).

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of: (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern Time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern Time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern Time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Unit Aggregations.

The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it, for all practical purposes, impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee.

To compensate the Fund for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a fixed creation transaction fee, described below, payable to the Fund regardless of the number of creations made each day. An additional charge of up to four (4) times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Standard Creation/Redemption Transaction Fee for the Fund will be $500. The Maximum Creation/Redemption Transaction Fee for the Fund will be $3,000.

Redemption of Fund Shares in Creation Units Aggregations.

Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent or Distributor and only on a Business Day. The Fund will not redeem Shares in amounts less than Creation Unit aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the NYSE ArcaSM (currently 9:30 a.m., Eastern Time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities, as announced on the Business Day of the request for redemption received in proper form, plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the payment of redemption proceeds may be postponed for more than seven days after the placement of a redemption order: (i) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the New York Stock Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee.

A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for the Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services.

The redemption transaction fees for the Fund are the same as the creation fees set forth above.

Placement of Redemption Orders Using Clearing Process.

Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern Time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process.

Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern Time no later than the third (3rd) day after such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern Time (for the Fund Shares) no later than the third (3rd) Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time for any Cash Component, if any, owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any, owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

PORTFOLIO HOLDINGS INFORMATION

The Board of Trustees of the Trust has adopted a policy on disclosure of portfolio holdings, which it believes is in the best interest of the Fund’s shareholders. The policy provides that neither the Fund nor its Investment Manager, Distributor or any agent, or any employee thereof (“Fund Representative”) will disclose the Fund’s portfolio holdings information to any person other than in accordance with the policy. For purposes of the policy, “portfolio holdings information” means the Fund’s actual portfolio holdings, as well as non-public information about its trading strategies or pending transactions. Under the policy, neither the Fund nor any Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. A Fund Representative may provide portfolio holdings information to third parties if such information has been included in a Fund’s public filings with the SEC or is disclosed on the Fund’s publicly accessible Website. Under the policy, each business day portfolio holdings information will be provided to the Transfer Agent or other agent for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee based subscription services to NSCC members and/or subscribers to those other fee based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Fund in the secondary market. Information with respect to the Fund’s portfolio holdings is also disseminated daily on the Fund’s website. The Distributor may provide portfolio holdings information that has been posted on the Fund’s website directly to other institutional market participants and entities that provide information services. This information typically reflects the Fund’s anticipated holdings on the following business day.

Other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, portfolio holdings information that is not filed with the SEC or posted on the Fund’s website may be provided to third parties only in limited circumstances. In general, third-party recipients of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality as determined by the Trust’s Chief Compliance Officer (“CCO”). In accordance with the policy, the following persons may receive non-public portfolio holdings information: the Adviser, the Sub-Adviser, the Fund’s independent registered public accounting firm, the Fund’s distributor, administrator and custodian, the Fund’s legal counsel, counsel to the Fund’s disinterested Trustees, the Fund’s financial printers, and any proxy voting service retained to vote or provide recommendations on voting Fund securities. Disclosure to any other third parties must be approved in advance by the CCO, who must determine that the Fund has a legitimate business purpose for disclosing the information. Disclosure to rating and ranking organizations will generally be permitted. Third-party providers of custodial or accounting services to a Fund may release non-public portfolio holdings information of the Fund only with the permission of a Fund Representative. In addition, portfolio holdings information may be provided from time to time to broker-dealers solely in connection with the Fund seeking portfolio securities trading suggestions. In providing this information reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken in an effort to avoid any potential misuse of the disclosed information.

Portfolio holdings will be disclosed through required filings with the SEC. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semiannual period) and Form N-Q (with respect to the first and third quarters of the Fund’s fiscal year). Shareholders may obtain the Fund’s Forms N-CSR and N-Q filings on the SEC’s Website at sec.gov. In addition, the Fund’s Forms N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, DC. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Website or the operation of the public reference room.

Under the policy, the Board is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter.

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for overall management, including general supervision and review of the investment activities of the Trust and its separate series. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their dates of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupation for the past five years and other directorships held are set forth in the table below.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Independent Trustees of the Trust
Brinton W. Frith 12/6/1969 33 Witherspoon Street, Suite 210, Princeton NJ 08542	Chairman and Trustee	Indefinite Term Since November 2008.	President, Javelin Investment Management LLC (investment adviser) and formerly, [Other Positions Held During Last Five Years].	1	None
[Name of Independent Trustee] (DOB) 33 Witherspoon Street, Suite 210, Princeton, NJ 08542	Trustee	Indefinite Term Since January 2009.	[Positions During Past 5 Years]	1	[None]
[Name of Independent Trustee] (DOB) 33 Witherspoon Street, Suite 210, Princeton, NJ 08542	Trustee	Indefinite Term Since January 2009.	[Positions During Past 5 Years]	1	[None]
Officers of the Trust
Cathleen Lesko 05/5/1960 33 Witherspoon Street, Suite 210, Princeton, NJ 08542 [Name] ([Birthdate]) [Address] [Name] ([Birthdate]) 33 Witherspoon Street, Suite 210, Princeton, NJ 08542	Treasurer Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term Since January 2009. Indefinite Term; Since January 2009. Indefinite Term; Since January 2009.	[Other Positions]	Not Applicable	Not Applicable.

 (1) The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

 (2) The term “Fund Complex” includes any investment company portfolios advised by the Adviser or the Sub-Adviser.

Trust Committees

The Trust has three standing committees: the Nominating Committee, the Audit Committee and the Valuation Committee.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary. The Nominating Committee will consider nominees nominated by shareholders. Recommendations for consideration by the Nominating Committee should be sent to the Chairman of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the Chairman of the Trust at the principal executive offices of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.

The Audit Committee is comprised of all of the Independent Trustees. The Audit Committee typically meets on a quarterly basis with respect to each series of the Trust and may meet more frequently. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting.

The Board has established a Valuation Committee that is comprised of one or more Independent Trustees and the Trust’s Treasurer. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed.

Trustee Ownership of Fund Shares and Other Interests

The following table shows the amount of shares in the Fund and the amount of shares in other portfolios of the Trust owned by the Trustees as of the _________, 2009.

Name	Dollar Range of Fund Shares(1)	Dollar Range of Shares of all Funds in Fund Complex Overseen by Trustee
Brinton W. Frith	None
[Name of Independent Trustee]	None
[Name of Independent Trustee]	None

(1) As the Fund was not operational prior to the date of this SAI, no Trustees or officers own shares of the Fund.

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Sub-Adviser, the Fund’s Distributor, or any of their affiliates.

Compensation

Independent Trustees receive an annual retainer of $______. Independent Trustees also receive additional fees for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required. Independent Trustees are also reimbursed for expenses in connection with each Board meeting attended. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

The following table sets forth the estimated compensation to be paid by the Trust to each Trustee projected through the end of the Trust’s first fill fiscal year, ending ______, 2010.

Name of Person/Position	Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex Paid to Trustee
Brinton W. Frith, Trustee	None	None	None	None
[Name of Independent Trustee], Trustee	$___	None	None	$___
[Name of Independent Trustee], Trustee	$___	None	None	$___

The Trust, the Adviser, the Sub-Adviser and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Adviser and the principal underwriter to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures on behalf of the Fund which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. In turn, the Adviser has delegate proxy voting responsibility to the Sub-Adviser. The Fund’s and Adviser’s proxy voting policies require that proxies be voted in a manner consistent with the best interests of the Fund and its shareholders. Such policies also require the Sub-Adviser to present to the Board, at least annually, the Sub-Adviser’s proxy policies and a record of each proxy voted by the Sub-Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Sub-Adviser as involving a conflict of interest.

The Sub-Adviser has also adopted a proxy voting policy (the “Sub-Adviser’s Policy”) that underscores the concern that all proxy voting decisions be made in the best interests of the Fund’s shareholders. The Sub-Adviser’s Policy dictates that its Proxy Committee vote proxies in a manner that will further the economic value of each investment for the expected holding period. Each vote cast by the Proxy Committee on behalf of the Fund is done on a case-by-case basis, taking into account all relevant factors. The Proxy Committee does utilize specific voting positions for substantive proxy issues, but these only serve as guidelines and are subject to change upon review.

Where a proxy proposal raises a material conflict between the Adviser’s or the Sub-Adviser’s interests and the Fund’s interests, the Sub-Adviser will resolve such conflict in the best interests of the Fund’s shareholders. Typically, the Sub-Adviser will (1) disclose the conflict and obtain the Board’s consent before voting; (2) vote in accordance with a pre-determined policy based upon the independent analysis and recommendation of a voting agent; or (c) make other voting arrangements consistent with pursuing the best interests of the Fund’s shareholders.

The Trust is required to file Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Form N-PX for the Fund will be available without charge, upon request, by calling toll-free [(___) ____-____] and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a fund or acknowledges the existence of control.

As of ____________, 2009, Adviser owned of record 100% of the outstanding shares of the Fund.

INVESTMENT ADVISER AND SUB-ADVISER

Investment Adviser

Javelin Investment Management LLC serves as Adviser to the Fund with overall responsibility for the general management and administration of the Fund, subject to the supervision of the Trust's Board of Trustees. The Adviser is located at 33 Witherspoon Street, Suite 210, Princeton, New Jersey 08542. The Adviser's parent company is Javelin Holdings LLC ("Javelin Holdings"). Javelin Holdings is an early stage financial services company specializing in the development of innovative financial products and investment strategies.

Sub-Adviser

Esposito Partners, LLC or serves as Sub-Adviser to the Fund. The Sub-Adviser is located at 300 Crescent Court, Suite 650, Dallas, Texas 75201 and is a Delaware limited liability company. As of _____ __, 2009, Sub-Adviser had $_________ of assets under management.

Investment Advisory and Sub-Advisory Agreements

The Adviser serves as the investment adviser to the Fund pursuant to an Investment Advisory Agreement with the Trust (the "Advisory Agreement"). Pursuant to the Advisory Agreement, the Adviser is responsible, subject to the supervision of the Trust's Board for the day-to-day management of the Fund in accordance with the Fund's investment objectives, policies and strategies. The Adviser also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits its officers and employees to serve without compensation as officers, Trustees or employees of the Trust. Pursuant to the Advisory Agreement, the Adviser is authorized to engage one or more sub-advisers for the performance of any of the services to be provided by the Adviser under the Advisory Agreement. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

For the services it provides to the Fund, the Adviser receives a management fee equal to an annual rate of .__% of the Fund's average daily net assets. The fees are accrued daily and paid monthly. The Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses, fees and expenses of counsel to the Fund, fees and expenses of the Independent Trustees (including legal counsel fees), certain out-of-pocket expenses of the Adviser or Sub-Adviser, including, but not limited to cost of obtaining prices for security valuations (including manual broker quotes), Federal Reserve charges related to securities transactions, postage and insurance on physical transfer items, telecommunication charges, and proxy voting execution, advice and reporting etc., litigation expenses, fees and expenses of the Fund's independent auditors, registration fees, expenses associated with compliance by the Fund with mandatory regulatory mandates, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses.

The Adviser has contractually agreed to waive its management fees and/or pay Fund expenses to the extend necessary to prevent the operating expenses of the Fund (excluding interest expenses, fees paid to the Dow Jones Indexes for calculating the indicative value of the Index, offering costs (as defined below), brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.__% of the Fund’s average net assets per year, at least until [December 31, 2011] (the “Expense Cap”). The offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the registration and offering of shares; (b) SEC registration fees in respect of the Shares; and (c) initial fees paid for the Fund to be listed on the NYSE ArcaSM. For a period of five years subsequent to the Fund’s commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund’s expenses ratio, including the recovered expenses, falls below the Expense Cap.

Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser will be responsible for the day-to-day management of the Fund, subject to the supervision of the Adviser and the Fund’s Board of Trustees. In this regard, the Sub-Adviser will be responsible for implementing the replication strategy for the Fund with regard to its target index and for general administration, compliance and management services as may be agreed between Adviser and the Sub-Adviser from time to time.

For the services to be rendered by the sub-adviser, the Adviser shall pay to the Sub-adviser at the end of each month an advisory fee accrued daily and payable monthly based on an annual percentage rate of each Series' average daily net assets:

$0 to $100,000,000 Assets Under Management (AUM)	=	bps

$100,000,000 to $200,000,000 AUM	=	bps

$200,000,000+ AUM	=	bps

The above fee is calculated on the total combined Trust assets under management by the Sub-Adviser and subject to a minimum relationship fee per year (computed quarterly) of $_____ per fund under management.

Neither the Trust nor the Fund shall be responsible for any portion of the compensation payable to the Sub-Adviser hereunder. In addition, the Adviser shall be responsible for extraordinary expenses incurred by the Sub-Adviser in performing its services hereunder, including, without limitation, expenses incurred with respect to any third-party proxy voting execution, advice and reporting services.

The Advisory Agreement and Sub-Advisory Agreements between the Adviser and the Sub-Adviser, with respect to the Fund, were initially approved by the Board on December __, 2008. The Advisory Agreement and each Sub-Advisory Agreement, with respect to the Fund, continue in effect for two years from its effective date and may be continued in effect annually thereafter if such continuance is approved by (i) the Board, or (ii) a majority (as defined in the 1940 Act) of the outstanding voting securities of each applicable Fund, provided that in either case the continuance is also approved by a majority of the Disinterested Trustees, by a vote cast in person at a meeting called for the purpose of voting on such continuance. The Advisory Agreement and Sub-Advisory Agreement are each terminable without penalty by the Trust with respect to the Fund on 60 days written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board (including a majority of the Disinterested Trustees), or by the Adviser or the Sub-Adviser on 60 days written notice, and will automatically terminate in the event of its assignment. Each of the Advisory Agreement and Sub-Advisory Agreement provide that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-Adviser, or of reckless disregard by each of them of their obligations thereunder, the Adviser and the Sub-Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.

Portfolio Managers

Set forth below is additional information regarding the individual identified in the Prospectus as primarily responsible for the day-to-day management of the Fund (the "Portfolio Manager").

As of [Month, Day and Year], the Portfolio Manager did not have primary responsibility for the day-to-day management of any other registered investment companies, pooled investment vehicles, or other accounts.

Portfolio Manager Compensation

As of [Month/Day/Year], the Portfolio Manager's compensation generally consists of his draw or share of the net income distributed by the Sub-Adviser. Therefore, his compensation is a variable amount that may change as a result of the operating results of the Sub-Adviser.

Potential Conflicts of Interest

The Trust does not believe that the Portfolio Manager is subject to any conflicts of interest in connection with his management of the Fund as the Portfolio Manager does not currently have primary responsibility for the day-to-day management of any other accounts or funds.

However, the Portfolio Manager may in the future manage multiple portfolios for multiple clients. These accounts may include other investment companies or separate accounts (assets managed on behalf of individuals and institutions). The Portfolio Manager may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. The Sub-Adviser Portfolio Manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, the Portfolio Manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. Furthermore, because the Fund is an index fund, the securities acquired by the Fund will to a large extent be determined by the composition of the target index, meaning that the Portfolio Manager’s investment decisions for the Fund will frequently differ from his investment decisions for other accounts not managed to track the performance the target index. In addition, some of these portfolios may have fee structures that are or have the potential to be higher than the sub-advisory fees paid to the Sub-Adviser with respect to the Fund. However, the compensation structure for the Portfolio Manager generally does not provide any incentive to favor one account over another because that part of a manager's bonus based on performance is not based on the performance of one account to the exclusion of others.

DISTRIBUTOR

ALPS Distributors, Inc. (the “Distributor”), a Colorado corporation with principal offices at 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as the distributor of Creation Units of the Fund on an agency basis. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes such Creation Units. Fund shares are continuously offered for sale by the Distributor only in Creation Unit Aggregations.

Under the Distribution Agreement, the Distributor, for nominal consideration (i.e., $1.00) and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund. The Distributor will deliver Prospectuses and, upon request, Statements of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of orders placed with it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the Financial Institution Regulatory Authority (“FINRA”).

The Distribution Agreement was initially approved by the Board on [Day/Month of Trust Organizational Meeting to be Inserted], 2009. The Distribution Agreement continues in effect for two years from its effective date and may be continued in effect annually thereafter if such continuance is approved by (i) the Board, or (ii) a majority (as defined in the 1940 Act) of the outstanding voting securities of each applicable Fund, provided that in either case the continuance is also approved by a majority of the Disinterested Trustees, by a vote cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board (including a majority of the Disinterested Trustees), or by the Distributor on 60 days written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or of reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

OTHER SERVICE PROVIDERS

ADMINSTRATOR, TRANSFER AGENT AND CUSTODIAN

Brown Brothers Harriman & Co. (“BBH”) serves as the administrator, transfer agent and custodian to the Fund. The principal address of BBH is 40 Water Street, Boston, MA 02109-3661.

BBH serves as administrator pursuant to an Administrative Agency Agreement. Under the Administrative Agency Agreement, BBH is obligated on a continuous basis, to provide certain administration, valuation, accounting and computational services necessary for the proper administration of the Trust and the Fund. BBH calculates the net asset value of Fund shares and calculates net income and realized capital gains or losses. BBH also serves as the transfer agent for the Fund’s authorized and issued shares pursuant to the Administrative Agency Agreement. Pursuant to the Administrative Agency Agreement, the Trust has agreed to indemnify BBH for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

Under a separate Custodian Agreement with the Trust, BBH maintains the cash, securities and other assets of the Fund, keeps all necessary accounts and records relating thereto, and provides other services. BBH is required, upon the order of the Trust, to deliver securities held by BBH and to make payments for securities purchased by the Fund.

LEGAL COUNSEL

Sutherland Asbill & Brennan, LLP, 1275 Pennsylvania Avenue, N.W., Washington D.C. 20004 has provided advice as to certain matters under the federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP, 1835 Market Street, 26th floor, Philadelphia, Pennsylvania 19103 serves as the Trust’s independent registered public accounting firm. The independent registered public accounting firm audits the Trust’s annual financial statements and provides other related services.

EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE

The Sub-Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers will execute the Fund’s portfolio transactions. The purchases and sales of securities in the over-the-counter market will generally be executed directly with a dealer engaged in making a market-for such securities unless, in the opinion of the Sub-Adviser, a better price and execution can otherwise be obtained by using another broker or dealer for the transaction. Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below. Transactions in exchange-traded securities are generally executed on an agency basis by a broker who charges commissions in connection with such transactions.

In placing portfolio transactions, the Sub-Adviser will seek best execution. The full range and quality of services available will be considered in making this determination, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors. Accordingly, the transaction costs paid by the Fund in any transaction may be greater than those available from other broker-dealers if the difference is reasonably justified by other aspects of the portfolio execution services offered, as determined in good faith by the Sub-Adviser.

The Sub-Adviser may also consider research services, including economic data and statistical information about companies and industries, provided by brokers in the selection of brokers to execute transactions on an agency basis, even if the research services are not directly useful to the Fund and may be useful to the Sub-Adviser in advising other clients. The Fund may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Sub-Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker. Additionally, in accordance with procedures adopted by the Trust, the Sub-Adviser may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for the Fund are made independently from those of other client accounts managed or advised by the Sub-Adviser. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Sub-Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund does not allocate securities transactions to brokers in accordance with any formula. Portfolio transactions may be placed with Authorized Participants and other broker-dealers who sell shares of the Fund or who effect purchases of shares of the Fund for their customers, but portfolio transactions are not directed to brokers in exchange for selling shares of the Fund.

CAPITAL STOCK

Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shares issued and sold by the Fund are deemed to be validly issued, fully paid and non-assessable by the Trust. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. If additional series of the Trust are established, the Fund will vote separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust will vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

DETERMINATION OF SHARE PRICE

The NAV per share of the Fund is determined as of the close of regular trading on NYSE Arca (generally 4:00 p.m., Eastern time), each day the New York Stock Exchange and NYSE ArcaSM are open for trading. The New York Stock Exchange and NYSE ArcaSM annually announce the days on which they will not be open for trading. It is expected that the New York Stock Exchange and NYSE ArcaSM will not be open for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Valuation Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under the circumstances.

The securities in the Fund’s portfolio, including ADRs, that are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price, if available, or based on price quotations supplied by a pricing service, market maker or dealer. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as described above.

Debt obligations with remaining maturities in excess of 60 days are valued based on price quotations supplied by a pricing service, market maker or dealer. Securities with 60 days or less remaining to maturity are valued based on amortized cost. Unless conditions indicate otherwise, such securities are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

DISTRIBUTIONS AND TAX INFORMATION

Distributions

The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December. The Fund may make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

Each series of the Trust is treated as a separate entity for federal income tax purposes. Currently, the Fund is the only series of the Trust. The Fund intends to qualify and elect to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”). It is the Fund’s policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes. However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes.

To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax. For purposes of these calendar year distribution requirements, the Fund’s ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward for the Fund. If the Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a corporation.

Ordinary dividends generally consist of the Fund’s investment company taxable income (which includes, among other items, the Fund’s income derived from dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses), and are taxable to shareholders as ordinary income. For individual shareholders, a portion of the ordinary dividends paid by the Fund may be qualified dividends currently eligible for taxation at long-term capital gain rates to the extent the Fund designates the amount distributed as a qualifying dividend. In the case of corporate shareholders, a portion of the ordinary dividends paid by the Fund may qualify for the corporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. It is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be qualified dividend income to individual shareholders and eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty. In addition, Fund shares must be held by an individual shareholder for at least 61 days in order for a dividend to be treated as a qualified dividend, and Fund shares must be held by a corporate shareholder for at least 46 days, and not be treated as debt-financed assets of such shareholder, in order to be eligible for the dividends received deduction.

Capital gain dividends generally consist of the Fund’s net capital gain (which is the excess of net long-term capital gains over net short-term capital losses), and are taxable to shareholders as long-term capital gains regardless of the length of time they have held their shares. Capital gain dividends are not eligible for the dividends-received deduction referred to in the previous paragraph.

Distributions of ordinary dividends and capital gain dividends will be taxable to shareholders as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

The sale of assets by the Fund may result in the realization of taxable gain or loss by the Fund. The amount of such gain or loss will depend on the difference between the Fund’s adjusted tax basis for the assets being sold and the amount realized from the sale. Such gain or loss will generally be long-term capital gain or loss if the Fund held the assets for more than one year prior to their sale, and short-term capital gain or loss if the Fund held the assets for one year or less prior to their sale. High portfolio turnover thus could result in: (1) increased net short-term capital gain realized by the Fund and distributed to you as ordinary dividends; and (2) increased net long-term capital gain realized by the Fund and distributed to you as capital gain dividends. As described above, the actual impact of high portfolio turnover will depend on specific facts related to the value of the Fund’s assets, the Fund’s adjusted tax basis for such assets when they are sold, and the length of time that the Fund held such assets before they were sold.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of ordinary dividends and capital gain dividends as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of ordinary dividends and capital gain dividends and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to certify the person’s taxpayer identification number.

The Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder and current administrative rulings and court decisions, all of which are subject to change. Any such charges could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax adviser to determine the application of the tax law and practice in his or her own particular circumstances.

LICENSE GRANT

The Fund is not sponsored, endorsed, sold or promoted by Dow Jones, the licensor. Dow Jones makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Target index to track general market performance. Dow Jones’ only relationship to the Adviser, the licensee, and the Fund, the sub-licensee from the Adviser, is the licensing of certain trademarks, trade names and service marks of Dow Jones and of the Target index which are determined, composed and calculated by Dow Jones without regard to the Adviser or the Fund. Dow Jones has no obligation to take the needs of the Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the Target index. Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Shares to be issued or in the determination or calculation of the equation by which the Shares are to be converted into cash. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Fund.

DOW JONES DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE TARGET INDEX OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JAVELIN, THE ADVISER, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE TARGET INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED PURSUANT TO THE APPLICABLE LICENSE AGREEMENT OR FOR ANY OTHER USE.

DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE TARGET INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE,INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS

Investors in the Fund will be informed of the Fund’s progress through periodic reports. Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually. Following are the initial audited financial statements for the Fund and the report of Briggs Bunting & Dougherty LLP, the Fund’s Independent Auditors, dated _______, 2009, relating to the financial statements.

PART C.

OTHER INFORMATION

Javelin Exchange-Traded Trust

Item 23.

Exhibits

 (a)

(1)

Certificate of Trust1

(2)

Agreement and Declaration of Trust1

 (b)

By-Laws2

 (c)

Not applicable.

 (d)

(1)

Form of Investment Advisory Agreement between the Trust and Javelin Investment Management, LLC2

(2)

Form of Sub-Advisory Agreement between Javelin Investment Management, LLC and Esposito Partners, LLC2

(3)

Form of Expense Limitation Agreement between the Registrant and Javelin Investment Management, LLC2

(e)

(1)

Form of Distribution Agreement between Registrant and ALPS Distributors, Inc.2

(2)

Form of Participant Agreement2

(f)

Not applicable.

(g)

Form of Custody Agreement between the Trust and Brown Brothers Harriman & Co.2

(h)

 (1)

Form of Administrative Agency Agreement between the Trust and Brown Brothers Harriman & Co.2

 (2)

Form of Sub-License Agreement 2

(i)

Opinion and Consent of Sutherland Asbill Brennan LLP2

(j)

Consent of Briggs Bunting & Dougherty LLP1

(k)

Not applicable.

(l)

Not applicable.

(m)

Not applicable.

(n)

Not applicable.

(o)

Not applicable.

(p)

(1)

Code of Ethics of Trust2

(2)

Codes of Ethics of Javelin Investment Management, LLC2

(3)

Code of Ethics of Esposito Partners, LLC2

(4)

Code of Ethics of ALPS Distributors, Inc.2

1

Filed herewith.

2

To be filed by subsequent amendment.

Item 24.

Persons Controlled By or Under Common Control With Registrant

Javelin Investment Management, LLC, the investment advisor to the Fund (the “Adviser”),  will be the only shareholder of the Fund immediately prior to the contemplated public offering. Therefore, the Adviser for purposes of the 1940 Act, controls the Fund.

Item 25.

Indemnification

Pursuant to the Registrant’s Agreement and Declaration of Trust (the “Declaration of Trust”) , the Trust has agreed to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an ‘‘indemnitee’’) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth therein by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as ‘‘disabling conduct’’). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in the Declaration of Trust shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of the Declaration of Trust or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

Notwithstanding the foregoing, no indemnification shall be made under the Declaration of Trust unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither ‘‘interested persons’’ of the Trust (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding (‘‘Disinterested Non-Party Trustees’’), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder.

Item 26.

Business and Other Connections of Investment Advisers

Reference is made to the caption “Management” in the Prospectuses constituting Part A which is incorporated by reference to this Registration Statement and “Management of the ProShares Trust” in the Statement of Additional Information constituting Part B which is incorporated by reference to this Registration Statement.

The information as to the directors and officers of Javelin Investment Management, LLC is set forth in Javelin Investment Management, LLC’s Form ADV filed with the Securities and Exchange Commission on December __, 2008 (Reference No. ______________) is incorporated herein by reference.

Item 27.

Principal Underwriters

(a)

ALPS, Distributors, Inc. acts as distributor for the Trust.

[Funds for which ALPS serves as distributor to be inserted]

(b)

The following is a list of the executive officers, directors and partners of ALPS Distributors, Inc.:

Name	Position and Office with ALPS Distributors, Inc.	Positions and Offices with Trust
[Names to be inserted]	Director	None
	Director	None
	Director	None
	President & Chief Executive Officer	None
	Chief Financial Officer & Treasurer	None
	Chief Operations Officer	None
	General Counsel & Secretary	None

Item 28.

Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of:

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Brown Brothers Harriman & Co.

40 Water Street

Boston, MA 02109-3661

Javelin Investment Management, LLC

33 Witherspoon Street, Suite 210

Princeton, NJ 08542

Esposito Partners, LLC

300 Crescent Court, Suite 650

Dallas, TX 75201

Item 29.

Management Services

Not applicable.

Item 30.

Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Princeton, State of New Jersey, on the 9th day of December, 2008.

Javelin Exchange-Traded Trust

By:	/s/ BRINTON W. FRITH
Brinton W. Frith

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

/s/ BRINTON W. FRITH	President, Secretary, Trustee, Chairman	December 9, 2008
Brinton W. Frith

EXHIBIT INDEX

(a)	(1)	Certificate of Trust
	(2)	Agreement and Declaration of Trust
(j)		Consent of Briggs Bunting & Dougherty LLP